Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2022
EMK-NPRT3-0922
1.9893930.103

Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.8%
	Shares	Value
BRAZIL – 3.5%
Ambev S.A.	90,300	$ 259,363
Banco Bradesco S.A.	36,630	122,827
BB Seguridade Participacoes S.A.	18,800	104,849
Petro Rio S.A. (a)	1,800	8,387
Telefonica Brasil S.A.	16,800	144,146
Vale S.A.	8,300	111,374
TOTAL BRAZIL		750,946
CAYMAN ISLANDS – 13.0%
Alibaba Group Holding Ltd. ADR (a)	4,105	366,864
ANTA Sports Products Ltd.	7,000	77,001
Autohome, Inc. ADR	4,668	166,601
Bosideng International Holdings Ltd.	146,000	85,183
Hengan International Group Co. Ltd.	49,000	236,888
Huazhu Group Ltd. ADR	329	12,617
JD.com, Inc.	7,173	213,639
JD.com, Inc. ADR	1,992	118,524
Kingboard Holdings Ltd.	18,500	54,087
Kingboard Laminates Holdings Ltd.	49,500	45,339
Li Auto, Inc. ADR (a)	608	19,967
Li Ning Co. Ltd.	12,000	97,224
Longfor Group Holdings Ltd. (b)	75,500	251,990
NetEase, Inc. ADR	2,593	241,097
New Oriental Education & Technology, Inc. ADR (a)	338	9,265
NIO, Inc. ADR (a)	3,058	60,334
Pinduoduo, Inc. ADR (a)	985	48,275
Shenzhou International Group Holdings Ltd.	5,500	57,838
SITC International Holdings Co. Ltd.	65,000	220,672
Topsports International Holdings Ltd. (b)	82,000	68,317
Trip.com Group Ltd. ADR (a)	1,035	26,682
Vipshop Holdings Ltd. ADR (a)	817	7,484
Want Want China Holdings Ltd.	252,000	204,813
XPeng, Inc. ADR (a)	705	17,223
Zhongsheng Group Holdings Ltd.	10,000	57,135
TOTAL CAYMAN ISLANDS		2,765,059
CHILE – 0.1%
Falabella S.A.	13,264	29,572
TOTAL CHILE		29,572
CHINA – 8.0%
Agricultural Bank of China Ltd. Class H	240,000	79,186
Anhui Conch Cement Co. Ltd. Class H	16,500	65,265
Bank of China Ltd. Class H	337,000	119,776
Bank of Communications Co. Ltd. Class H	133,000	79,123
China Cinda Asset Management Co. Ltd.	277,000	38,110
China Coal Energy Co. Ltd.	64,000	49,733
China Construction Bank Corp. Class H	335,000	213,805
China Shenhua Energy Co. Ltd. Class H	18,000	50,791

	Shares	Value

China Tower Corp. Ltd. (b)	1,482,000	$ 190,680
China Vanke Co. Ltd.	171,800	326,971
Dongfeng Motor Group Co. Ltd.	82,000	56,617
GF Securities Co. Ltd. Class H	32,600	43,107
Industrial & Commercial Bank of China Ltd. Class H	274,000	144,856
PICC Property & Casualty Co. Ltd. Class H	68,000	69,820
Postal Savings Bank of China Co. Ltd. Class H (b)	91,000	60,165
The People's Insurance Co. Group of China Ltd. Class H	171,000	51,192
TravelSky Technology Ltd. Class H	46,000	76,297
TOTAL CHINA		1,715,494
CYPRUS – 0.0%
TCS Group Holding PLC (a)(c)	789	990
TOTAL CYPRUS		990
HONG KONG – 2.4%
China Merchants Port Holdings Co. Ltd.	137,046	221,022
Guangdong Investment Ltd.	304,000	296,259
TOTAL HONG KONG		517,281
INDIA – 11.8%
Bajaj Auto Ltd.	1,877	92,699
Bharat Electronics Ltd.	80,037	277,893
Coal India Ltd.	17,792	47,420
Deepak Nitrite Ltd.	2,160	52,307
Federal Bank Ltd.	47,287	63,627
Hero MotoCorp Ltd.	2,565	91,196
Hindustan Petroleum Corp. Ltd.	9,569	29,113
Hindustan Unilever Ltd.	9,645	320,935
ICICI Bank Ltd.	18,970	195,920
Indian Energy Exchange Ltd. (b)	20,103	40,479
Indus Towers Ltd.	49,807	139,848
Infosys Ltd.	10,676	208,735
Kotak Mahindra Bank Ltd.	5,183	118,381
L&T Technology Services Ltd. (b)	3,572	158,230
Max Financial Services Ltd. (a)	5,427	58,901
Mindtree Ltd.	549	23,644
NMDC Ltd.	32,280	43,903
SBI Life Insurance Co. Ltd. (b)	4,845	79,123
State Bank of India	12,697	84,637
Tata Consultancy Services Ltd.	3,192	132,974
Tata Elxsi Ltd.	300	32,891
Vedanta Ltd.	15,917	51,068
Wipro Ltd.	6,890	36,831
Zee Entertainment Enterprises Ltd.	45,953	143,202
TOTAL INDIA		2,523,957
INDONESIA – 2.1%
Astra International Tbk PT	148,500	63,325

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDONESIA – continued
Bank Central Asia Tbk PT	254,400	$ 126,064
Telkom Indonesia Persero Tbk PT	711,000	202,766
United Tractors Tbk PT	22,900	49,868
TOTAL INDONESIA		442,023
JERSEY – 0.2%
WNS Holdings Ltd. ADR (a)	612	53,066
TOTAL JERSEY		53,066
LUXEMBOURG – 0.1%
Ternium S.A. ADR	636	22,533
TOTAL LUXEMBOURG		22,533
MALAYSIA – 5.8%
CIMB Group Holdings Bhd	64,100	75,039
DiGi.Com Bhd	188,200	153,503
Hong Leong Bank Bhd	14,400	67,883
Malayan Banking Bhd	47,151	93,868
Nestle Malaysia Bhd	6,700	202,784
Petronas Chemicals Group Bhd	13,600	27,136
Petronas Gas Bhd	104,500	402,456
PPB Group Bhd	55,700	203,751
TOTAL MALAYSIA		1,226,420
MARSHALL ISLANDS – 1.1%
Star Bulk Carriers Corp.	8,823	229,619
TOTAL MARSHALL ISLANDS		229,619
MEXICO – 2.7%
Banco del Bajio S.A. (b)	35,400	83,351
Grupo Aeroportuario del Sureste SAB de CV Class B	10,290	194,070
Grupo Mexico S.A.B. de C.V.	10,700	42,358
Kimberly-Clark de Mexico SAB de CV Class A	152,900	225,439
Orbia Advance Corp. SAB de CV	10,900	24,069
TOTAL MEXICO		569,287
PHILIPPINES – 4.0%
Globe Telecom, Inc.	2,790	104,353
International Container Terminal Services, Inc.	63,960	225,304
Manila Electric Co.	63,360	390,756
PLDT, Inc.	4,765	143,132
TOTAL PHILIPPINES		863,545
POLAND – 0.3%
Asseco Poland S.A.	2,276	35,439

	Shares	Value

Polskie Gornictwo Naftowe i Gazownictwo S.A. (a)	19,233	$ 28,695
TOTAL POLAND		64,134
QATAR – 1.0%
Qatar Islamic Bank SAQ	13,023	91,940
Qatar National Bank QPSC	21,032	116,140
TOTAL QATAR		208,080
RUSSIA – 0.4%
Gazprom PJSC (a)(c)	14,450	2,211
Inter RAO UES PJSC (a)(c)	7,348,600	59,251
MMC Norilsk Nickel PJSC (c)	188	1,829
Mobile TeleSystems PJSC (a)(c)	15,647	15,584
Sberbank of Russia PJSC (a)(c)	38,410	345
Surgutneftegas PJSC (c)	56,600	1,013
VTB Bank PJSC (c)	91,900,000	5,135
TOTAL RUSSIA		85,368
SAUDI ARABIA – 2.2%
Al Rajhi Bank	7,467	178,127
Jarir Marketing Co.	977	42,399
SABIC Agri-Nutrients Co.	1,535	54,354
Southern Province Cement Co.	2,883	44,750
The Saudi National Bank	8,572	159,983
TOTAL SAUDI ARABIA		479,613
SOUTH AFRICA – 3.4%
African Rainbow Minerals Ltd.	4,197	58,904
AVI Ltd.	39,658	164,899
Capitec Bank Holdings Ltd.	1,006	120,291
Discovery Ltd. (a)	3,683	28,362
Kumba Iron Ore Ltd.	1,708	50,499
Momentum Metropolitan Holdings	8,122	7,137
Mr Price Group Ltd.	4,010	43,358
Rand Merchant Investment Holdings Ltd.	33,736	56,175
Truworths International Ltd.	12,775	39,254
Vodacom Group Ltd.	19,564	161,978
TOTAL SOUTH AFRICA		730,857
SOUTH KOREA – 11.5%
Cheil Worldwide, Inc.	6,383	112,026
Coway Co. Ltd.	1,735	85,608
DB HiTek Co. Ltd.	104	3,603
DGB Financial Group, Inc.	14,051	83,499
GS Engineering & Construction Corp.	6,926	158,875
GS Holdings Corp.	1,128	36,164
Hankook Tire & Technology Co. Ltd.	3,448	92,364
Hyundai Glovis Co. Ltd.	1,675	234,662
Iljin Materials Co. Ltd.	48	2,716
KT&G Corp.	3,572	225,192
Kumho Petrochemical Co. Ltd.	287	28,609
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOUTH KOREA – continued
L&F Co. Ltd. (a)	62	$ 10,915
LEENO Industrial, Inc.	44	4,457
LG Display Co. Ltd.	581	6,843
LG Innotek Co. Ltd.	37	10,339
LG Uplus Corp.	10,575	101,753
Lotte Chemical Corp.	212	28,803
NCSoft Corp.	305	87,455
Pearl Abyss Corp. (a)	1,541	63,225
POSCO Holdings, Inc.	268	49,924
Samsung Electro-Mechanics Co. Ltd.	155	17,002
Samsung Electronics Co. Ltd.	15,433	729,417
Samsung SDI Co. Ltd.	143	62,633
Samsung SDS Co. Ltd.	85	8,899
SK Hynix, Inc.	1,426	107,463
Woori Financial Group, Inc.	10,268	94,057
TOTAL SOUTH KOREA		2,446,503
TAIWAN – 16.6%
ASE Technology Holding Co. Ltd.	16,000	46,171
Asustek Computer, Inc.	4,000	37,607
Catcher Technology Co. Ltd.	6,000	34,167
Cathay Financial Holding Co. Ltd.	59,000	89,660
Chicony Electronics Co. Ltd.	10,000	26,452
Chipbond Technology Corp.	12,000	21,923
Chunghwa Telecom Co. Ltd.	51,000	206,957
Compal Electronics Inc.	38,000	28,937
Elan Microelectronics Corp.	5,000	18,119
eMemory Technology, Inc.	1,000	39,578
Far EasTone Telecommunications Co. Ltd.	76,000	191,644
Feng Hsin Steel Co. Ltd.	25,000	55,108
Gigabyte Technology Co. Ltd.	6,000	18,316
Hon Hai Precision Industry Co. Ltd.	40,000	145,620
International Games System Co. Ltd.	12,000	141,879
Lite-On Technology Corp.	16,000	34,895
MediaTek, Inc.	5,000	114,058
Novatek Microelectronics Corp.	3,000	26,552
Phison Electronics Corp.	2,000	19,572
Pou Chen Corp.	70,000	62,657
Quanta Computer, Inc.	15,000	42,383
Radiant Opto-Electronics Corp.	9,000	28,045
Realtek Semiconductor Corp.	2,000	22,845
Ruentex Development Co. Ltd.	192,000	351,411
Simplo Technology Co. Ltd.	3,000	26,452
SinoPac Financial Holdings Co. Ltd.	167,000	94,262
Taichung Commercial Bank Co. Ltd.	186,900	83,022
Taishin Financial Holding Co. Ltd.	144,000	75,508
Taiwan Fertilizer Co. Ltd.	31,000	66,264
Taiwan Mobile Co. Ltd.	51,000	172,890
Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	867,005
Tripod Technology Corp.	7,000	23,964

	Shares	Value

Union Bank Of Taiwan	179,602	$ 80,080
Voltronic Power Technology Corp.	5,000	243,813
TOTAL TAIWAN		3,537,816
THAILAND – 1.5%
Advanced Info Service PCL	2,800	15,289
Advanced Info Service PCL NVDR	25,000	136,512
Intouch Holdings PCL	71,100	135,208
Intouch Holdings PCL Class F	3,000	5,705
The Siam Cement PCL NVDR	2,000	20,266
TOTAL THAILAND		312,980
TURKEY – 2.5%
BIM Birlesik Magazalar AS	37,814	194,383
Enka Insaat ve Sanayi AS	205,655	214,878
Haci Omer Sabanci Holding AS	53,228	59,032
Turkiye Garanti Bankasi AS	67,077	54,361
TOTAL TURKEY		522,654
UNITED ARAB EMIRATES – 3.4%
Aldar Properties PJSC	349,488	466,232
Dubai Islamic Bank PJSC	40,200	64,354
Emirates Telecommunications Group Co. PJSC	24,496	186,068
TOTAL UNITED ARAB EMIRATES		716,654
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	961	46,810
TOTAL UNITED STATES OF AMERICA		46,810
TOTAL COMMON STOCKS (Cost $24,405,082)		20,861,261
Preferred Stock – 0.7%

BRAZIL – 0.7%
Itausa S.A.	50,510	83,859
Petroleo Brasileiro S.A.	9,600	63,070
TOTAL BRAZIL		146,929
RUSSIA – 0.0%
Transneft PJSC (c)	12	5,092
TOTAL RUSSIA		5,092
TOTAL PREFERRED STOCKS (Cost $193,276)		152,021
TOTAL INVESTMENT IN SECURITIES – 98.5% (Cost $24,598,358)		21,013,282
NET OTHER ASSETS (LIABILITIES) (d) – 1.5%		316,896
NET ASSETS – 100.0%		$21,330,178

Quarterly Report	4

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $932,335 or 4.4% of net assets.
(c)	Level 3 security.
(d)	Includes $14,438 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI Emerging Markets Index Contracts (United States)	6	September 2022	$299,550	$2,093	$2,093
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$50,336	$1,057,994	$1,108,330	$87	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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7	Quarterly Report